Convertible debentures -net of discounts (Details) - USD ($)															6 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2021	Aug. 19, 2021	Jul. 19, 2021	Jul. 07, 2021	May 25, 2021	Mar. 29, 2021	Jan. 21, 2020	Sep. 11, 2019	Aug. 14, 2019	Aug. 08, 2019	May 13, 2019	Mar. 19, 2019	Feb. 16, 2019	Sep. 01, 2018	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Feb. 18, 2021	Sep. 30, 2019
Convertible debentures -net of discounts (Details) [Line Items]
Derivative Liability																		$ 0		$ 0
Debt Instrument, Face Amount	$ 585,750				$ 53,625											$ 585,750		442,300		$ 442,300
Debt Instrument, Unamortized Discount					$ 4,875
Debt Conversion, Original Debt, Amount																		434,458
Proceeds from Convertible Debt	53,750,000															72,249	$ (73,058)	(319,154)	$ 290,300
Repayments of Convertible Debt																		$ 84,602	94,757
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		14,816,208
Convertible Debt	$ 33,202															$ 33,202
Class of Warrant or Rights, Granted (in Shares)					1,340,625
Warrants and Rights Outstanding, Term					3 years
Stock Issued During Period, Value, Other															$ 59,724			$ 204,693
Repayments of Debt																		$ 65,470	151,043
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 3
Conversion of Stock, Shares Converted (in Shares)		1,200,000		1,000,000
Conversion of Stock, Shares Issued (in Shares)		12,000,000		10,000,000
Stock Issued During Period, Value, New Issues			$ 2,500,000																$ 80,256
Stock Price, Description			price equal to 80% of the lowest traded price of the common stock during the five trading days immediately preceding the applicable purchase
Preferred Stock, Convertible, Terms		The Series B Preferred is by its terms convertible at the rate of one share of Series B Preferred for 10 shares of Common Stock.
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001															$ 0.001		$ 0.001	$ 0.001	$ 0.001
Power Up Lending Group, LTD #1 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount											$ 96,300							$ 96,300		$ 96,300
Debt Instrument, Unamortized Discount											10,000
Debt Issuance Costs, Gross											$ 3,300
Debt Instrument, Convertible, Terms of Conversion Feature											The Note is convertible into Company common stock beginning six months after the date of the Note with a stated discount rate of 19% as set forth in the Note. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount would have been 35%.
Debt Conversion, Original Debt, Amount																		4,300	$ 92,000
Power Up Lending Group, LTD #2 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount									$ 68,000									68,000		68,000
Debt Instrument, Unamortized Discount									10,000
Debt Issuance Costs, Gross									$ 3,000
Debt Instrument, Convertible, Terms of Conversion Feature									The Note is convertible into Company common stock beginning six months after the date of the Note with an effective discount rate of approximately 19% upon conversion. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount rate would be 35% as set forth in the Note.
Debt Conversion, Original Debt, Amount																		68,000
Power Up Lending Group, LTD #3 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount	$ 48,750							$ 76,000								$ 48,750		76,000		76,000
Debt Instrument, Unamortized Discount								10,000
Debt Issuance Costs, Gross								$ 3,000
Debt Instrument, Convertible, Terms of Conversion Feature								The Note is convertible into Company common stock beginning six months after the date of the Note with an effective discount rate of approximately 19 % upon conversion. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. Without the OID, the effective discount rate would be 35% as set forth in the Note.
Debt Conversion, Original Debt, Amount																		18,550
Crown Bridge Tranche 1 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount	118,000															118,000		50,000		50,000
Debt Instrument, Unamortized Discount										$ 15,000
Debt Issuance Costs, Gross										$ 6,000
Debt Instrument, Convertible, Terms of Conversion Feature										The note was convertible into Company common stock beginning six months after the date of the effective date of each tranche with a stated discount rate of 36%. There is no trigger of derivative liability from conversion features until six months after initial borrowing date. At the time of the Buyer’s funding of each tranche under the Note, the Company shall issue to Buyer as a commitment fee, a common stock purchase warrant to purchase an amount of shares of its common stock equal to 150% of the face value of each respective tranche divided by $0.05 (for illustrative purposes, the First Tranche face value is equal to $50,000, which resulted in the issuance of a warrant to purchase 1,500,000 shares of the Company’s common stock) pursuant to the terms provided therein (all warrants issuable hereunder, including now and in the future, shall be referred to, in the aggregate, as the “Warrant”) (all warrants issuable hereunder shall be in the same form as the Warrant issued in connection with the First Tranche).
Debt Conversion, Original Debt, Amount																$ 0		$ 46,540		$ 46,540
Proceeds from Convertible Debt										$ 50,000
Payments of Debt Issuance Costs										$ 5,000
Embedded Derivative, Fair Value of Embedded Derivative Liability																						$ 4,314
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																0		2,300,000		2,300,000
Crown Bridge Tranche 1 [Member] | Principal [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		$ 23,540
Power Up Lending Group, LTD #7 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount													$ 55,000
Debt Instrument, Unamortized Discount													10,000
Debt Issuance Costs, Gross													$ 3,000
Debt Instrument, Convertible, Terms of Conversion Feature													The Note was convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%.
Repayments of Convertible Debt																			$ 106,145
Power Up Lending Group, LTD #8 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount												$ 55,000
Debt Instrument, Unamortized Discount												10,000
Debt Issuance Costs, Gross												$ 3,000
Debt Instrument, Convertible, Terms of Conversion Feature												The Note is convertible into Company common stock beginning six months after the Effective Date with an effective discount rate of approximately 20%.
Oasis Capital, LLC [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount														$ 5,000,000				150,000		$ 150,000
Debt Conversion, Original Debt, Amount																$ 172,846		$ 125,775		$ 125,775
Proceeds from Convertible Debt														$ 150,000
Debt Instrument, Description														Company entered into an Equity Purchase Agreement with Oasis Capital, LLC, a Puerto Rico limited liability company (“Investor”) pursuant to which Investor agreed to purchase up to $5,000,000 of the Company’s common stock at a price equal to 85% of the market price at the time of purchase (“Put Shares”).
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																23,746,991		5,173,328		5,173,328
Convertible Debt																		$ 211,883		$ 211,883
Interest Expense, Debt																		274,671
Oasis Capital, LLC [Member] | Principal [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Conversion, Original Debt, Amount																		$ 59,692
Oasis Note 1 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount	189,000															$ 189,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		930,165,889
Convertible Debt	3,264															3,264
Oasis Note 2 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount	150,000						$ 208,000									150,000					$ 222,130.62
Debt Instrument, Unamortized Discount							$ 16,000														1,130.62
Debt Instrument, Convertible, Terms of Conversion Feature							The 1/21/20 Note is convertible into common stock at a 35% discount to market
Debt Conversion, Original Debt, Amount																$ 120,095
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																10,012,508
Convertible Debt	30,458															$ 30,458		$ 137,350		$ 137,350
Class of Warrant or Rights, Granted (in Shares)																		2,100,000
Warrants and Rights Outstanding, Term																		5 years		5 years
Warrant, Description of Exercise Price																		exercisable at a conversion price of 120% of the closing price on the trading day prior to the funding date of the respective Tranche
Stock Issued During Period, Shares, Other (in Shares)							5,000,000
Stock Issued During Period, Value, Other							$ 14,500
Interest and Debt Expense																76,224
Oasis Note 2 [Member] | First Tranche [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Proceeds from Convertible Debt																		$ 34,000
Oasis Note 2 [Member] | Second Tranche [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Proceeds from Convertible Debt																		85,000
Oasis Note 2 [Member] | Third Tranches [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Proceeds from Convertible Debt																		70,000
Oasis Note 2 [Member] | Principal [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount																					$ 13,000
Power Up Lending Group, LLC [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Instrument, Face Amount						$ 80,000
Debt Instrument, Unamortized Discount						7,000
Debt Conversion, Original Debt, Amount																$ 25,000		$ 57,450		$ 57,450
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																1,282,051		1,633,968		1,633,968
Convertible Debt	$ 26,720															$ 26,720
Repayments of Debt						22,000
Extinguishment of Debt, Gain (Loss), Net of Tax						$ 26,446
Power Up Lending Group, LLC [Member] | Commitment Shares [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)						373,333
Power Up Lending Group, LLC [Member] | Security Shares [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)						746,667
Power Up Lending Group, LLC [Member] | Knight Capital Funding, LLC [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Repayments of Debt						$ 36,998
Post Reverse Split [Member] | Oasis Note 1 [Member]
Convertible debentures -net of discounts (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		5,471,564